10. STOCK COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Components of share-based compensation expenses relating to shares and options granted

The following table breaks out the components of our share-based compensation expenses relating to shares and options granted and the effect on basic and diluted loss per common share during the three and six months ended September 30, 2014 and 2013.

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	September 30, 2014	September 30, 2013	September 30, 2014	September 30, 2013
Vesting of stock options	89,793	73,856	260,680	124,243
Incremental fair value of option modifications	–	957	–	1,914
Vesting expense associated with CEO restricted stock grant	–	–	–	64,444
Total share-based compensation expense	$89,793	$74,813	$260,680	$190,601

Total share-based compensation expense included in net loss	$89,793	$73,856	$260,680	$190,601

Weighted average number of common shares outstanding – basic and diluted	259,369,911	187,643,582	243,494,916	182,004,220

Basic and diluted loss per common share	$(0.00)	$(0.00)	$(0.00)	$(0.00)

Weighted average assumptions used to estimate the fair value information

The following outlines the significant weighted average assumptions used to estimate the fair value information presented, with respect to stock option grants utilizing the Binomial Lattice option pricing models at, and during the six months ended September 30, 2014:

Risk free interest rate	2.6%
Average expected life	10 years
Expected volatility	90.23%
Expected dividends	None

The following outlines the significant weighted average assumptions used to estimate the fair value information, which is based on historical data, with respect to stock option grants utilizing the Binomial Lattice option pricing models at, and during the six months ended September 30, 2013:

Risk free interest rate	0.38% - 2.50%
Average expected life	3 years - 10 years
Expected volatility	94.6% - 102.7%
Expected dividends	None

The following outlines the significant weighted average assumptions used to estimate the fair value with respect to stock options utilizing the Binomial Lattice option pricing model for the years ended March 31, 2014 and March 31, 2013:

	Year Ended March 31,
	2014	2013
Risk free interest rate	0.38% to 2.65%	1.44%
Average expected life	3 to 10 years	10 years
Expected volatility	91.05% to 102.67%	117.53%
Expected dividends	None	None

Options outstanding

Options outstanding that have vested and are expected to vest as of September 30, 2014 are as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years

Vested	24,294,227	$0.26	3.96
Expected to vest	4,711,811	$0.14	9.15
Total	29,006,038

Stock option activity

A summary of stock option activity during the six months ended September 30, 2014 is presented below:

	Number of Options	Range of Exercise Price	Weighted Average Exercise Price
Stock options outstanding at March 31, 2014	26,133,407	$0.076 - $0.41	$0.25
Exercised	–	–	–
Granted	2,972,631	0.19	$0.19
Cancelled/Expired	(100,000)	0.19	0.19
Stock options outstanding at September 30, 2014	29,006,038	$0.076 - $0.41	$0.24
Stock options exercisable at September 30, 2014	24,294,227	$0.076 - $0.41	$0.26